Key Management Personnel	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Key Management Personnel

Note 36. Key Management Personnel

(a)
Compensation of Key Management Personnel

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Short-term employee benefits	4,809	3,416	2,899
Post-employment benefits	166	105	137
Termination benefits	515	475	—
Share-based payments expense	3,530	3,215	4,221
	9,020	7,211	7,257

(b)
Other transactions and balances with director and key management personnel and their related parties

There were no director and key management personnel related party transactions during the prior financial year for the current year refer to Note 32(b).